Consolidated Income Statements - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
REVENUES
Service revenues (Note 5)	₱ 154,207	₱ 151,165	₱ 157,210
Non-service revenues (Note 5)	10,545	8,761	8,052
Revenues	164,752	159,926	165,262
EXPENSES
Selling, general and administrative expenses (Note 5)	73,916	68,990	67,196
Depreciation and amortization (Note 9)	47,240	51,915	34,455
Cost of sales and services (Note 5)	14,427	13,633	18,293
Interconnection costs	7,331	7,619	9,573
Asset impairment (Note 5)	8,065	8,258	11,042
Expenses	150,979	150,415	140,559
Profit loss from operating activities	13,773	9,511	24,703
OTHER INCOME (EXPENSES) – NET (Note 5)	9,042	5,058	(2,632)
INCOME BEFORE INCOME TAX	22,815	14,569	22,071
PROVISION FOR INCOME TAX (Note 7)	3,842	1,103	1,909
NET INCOME	18,973	13,466	20,162
ATTRIBUTABLE TO:
Equity holders of PLDT (Note 8)	18,916	13,371	20,006
Noncontrolling interests	57	95	156
NET INCOME	₱ 18,973	₱ 13,466	₱ 20,162
Earnings Per Share Attributable to Common Equity Holders of PLDT (Note 8)
Basic	₱ 87.28	₱ 61.61	₱ 92.33
Diluted	₱ 87.28	₱ 61.61	₱ 92.33